Related party transactions - Summary of compensation of key management personnel (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party [Abstract]
Short-term employee benefits	$ 39	$ 64	$ 52
Other long-term employee benefits	5	8	6
Share-based payments	20	27	$ 34
Total	$ 64	$ 99